Supplemental information on oil and gas activities (Details 5) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental information on oil and gas activitie [Line Items]
Future cash inflows	$ 3,924,732	$ 2,410,940	$ 1,656,744
Future production costs	(1,185,960)	(987,596)	(596,159)
Future development costs	(488,548)	(470,461)	(227,977)
Future income taxes	(676,618)	(290,179)	(230,698)
Undiscounted future net cash flows	1,573,606	662,704	601,910
10% annual discount	(523,874)	(253,302)	(161,342)
Standardized measure of discounted future net cash flows	1,049,732	409,402	440,568	$ 923,874
Chile [Member]
Supplemental information on oil and gas activitie [Line Items]
Future cash inflows	284,711	394,993	403,199
Future production costs	(131,788)	(186,700)	(186,933)
Future development costs	(57,690)	(149,785)	(112,312)
Future income taxes	(656)	(8,344)	(17,904)
Undiscounted future net cash flows	94,577	50,164	86,050
10% annual discount	(19,338)	(14,709)	(17,895)
Standardized measure of discounted future net cash flows	75,239	35,455	68,155	227,658
Colombia [Member]
Supplemental information on oil and gas activitie [Line Items]
Future cash inflows	2,434,954	873,771	1,032,339
Future production costs	(531,751)	(229,593)	(309,394)
Future development costs	(187,414)	(69,996)	(99,305)
Future income taxes	(558,226)	(191,096)	(195,957)
Undiscounted future net cash flows	1,157,563	383,086	427,683
10% annual discount	(343,561)	(113,584)	(127,586)
Standardized measure of discounted future net cash flows	814,002	269,502	300,097	584,071
Brazil [Member]
Supplemental information on oil and gas activitie [Line Items]
Future cash inflows	157,527	200,713	221,206
Future production costs	(56,311)	(74,116)	(99,832)
Future development costs	(7,524)	(16,352)	(16,360)
Future income taxes	(10,442)	(21,041)	(16,837)
Undiscounted future net cash flows	83,250	89,204	88,177
10% annual discount	(13,293)	(15,688)	(15,861)
Standardized measure of discounted future net cash flows	69,957	73,516	72,316	112,145
Peru [Member]
Supplemental information on oil and gas activitie [Line Items]
Future cash inflows	1,047,540	941,463	0
Future production costs	(466,110)	(497,187)	0
Future development costs	(235,920)	(234,328)	0
Future income taxes	(107,294)	(69,698)	0
Undiscounted future net cash flows	238,216	140,250	0
10% annual discount	(147,682)	(109,321)	0
Standardized measure of discounted future net cash flows	$ 90,534	$ 30,929	$ 0	$ 0